American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2019

VP Growth - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 3.3%
Boeing Co. (The)	101	38,428
Lockheed Martin Corp.	353	137,691
		176,119
Airlines — 1.1%
Delta Air Lines, Inc.	1,000	57,600
Biotechnology — 1.5%
Biogen, Inc.(1)	123	28,637
Exelixis, Inc.(1)	603	10,664
Vertex Pharmaceuticals, Inc.(1)	245	41,508
		80,809
Capital Markets — 1.2%
Charles Schwab Corp. (The)	1,496	62,578
Chemicals — 1.3%
Dow, Inc.	1,426	67,949
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	180	43,006
Consumer Finance — 0.6%
American Express Co.	256	30,280
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	515	63,469
Entertainment — 4.6%
Liberty Media Corp-Liberty Formula One, Class C(1)	397	16,511
Netflix, Inc.(1)	211	56,468
Take-Two Interactive Software, Inc.(1)	303	37,978
Walt Disney Co. (The)	1,016	132,405
		243,362
Equity Real Estate Investment Trusts (REITs) — 3.2%
Equity Residential	600	51,756
SBA Communications Corp.	483	116,475
		168,231
Food and Staples Retailing — 1.0%
Walmart, Inc.	442	52,457
Food Products — 0.5%
Beyond Meat, Inc.(1)(2)	14	2,081
Mondelez International, Inc., Class A	412	22,792
		24,873
Health Care Equipment and Supplies — 4.7%
ABIOMED, Inc.(1)	30	5,337
Baxter International, Inc.	1,130	98,841
Boston Scientific Corp.(1)	1,582	64,372
Edwards Lifesciences Corp.(1)	149	32,767
IDEXX Laboratories, Inc.(1)	36	9,789

Intuitive Surgical, Inc.(1)	68	36,715
		247,821
Health Care Providers and Services — 2.7%
Quest Diagnostics, Inc.	151	16,161
UnitedHealth Group, Inc.	578	125,611
		141,772
Hotels, Restaurants and Leisure — 4.4%
Chipotle Mexican Grill, Inc.(1)	38	31,938
Darden Restaurants, Inc.	284	33,574
Domino's Pizza, Inc.	187	45,738
Las Vegas Sands Corp.	502	28,996
Royal Caribbean Cruises Ltd.	856	92,731
		232,977
Household Products — 1.7%
Church & Dwight Co., Inc.	479	36,040
Procter & Gamble Co. (The)	456	56,717
		92,757
Insurance — 1.0%
Progressive Corp. (The)	706	54,538
Interactive Media and Services — 12.2%
Alphabet, Inc., Class A(1)	331	404,197
Facebook, Inc., Class A(1)	1,206	214,765
Twitter, Inc.(1)	670	27,604
		646,566
Internet and Direct Marketing Retail — 5.9%
Amazon.com, Inc.(1)	179	310,728
IT Services — 8.3%
Fastly, Inc., Class A(1)(2)	502	12,048
PayPal Holdings, Inc.(1)	1,315	136,221
VeriSign, Inc.(1)	131	24,711
Visa, Inc., Class A	1,533	263,691
		436,671
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	155	11,878
Illumina, Inc.(1)	97	29,509
		41,387
Machinery — 1.5%
Cummins, Inc.	490	79,708
Multiline Retail — 0.5%
Target Corp.	261	27,903
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	156	31,036
Pharmaceuticals — 3.7%
Merck & Co., Inc.	1,322	111,286
Novo Nordisk A/S, B Shares	1,195	61,704
Zoetis, Inc.	172	21,429
		194,419
Road and Rail — 2.7%
Lyft, Inc., Class A(1)	363	14,825

Union Pacific Corp.	780	126,344
		141,169
Semiconductors and Semiconductor Equipment — 5.6%
Analog Devices, Inc.	422	47,150
Applied Materials, Inc.	1,023	51,048
ASML Holding NV	340	84,389
Broadcom, Inc.	421	116,225
		298,812
Software — 11.2%
Datadog, Inc., Class A(1)	162	5,494
Microsoft Corp.	3,313	460,606
Pagerduty, Inc.(1)(2)	388	10,961
Palo Alto Networks, Inc.(1)	164	33,428
salesforce.com, Inc.(1)	504	74,814
Zoom Video Communications, Inc., Class A(1)(2)	56	4,267
		589,570
Specialty Retail — 1.8%
TJX Cos., Inc. (The)	1,682	93,755
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	1,251	280,186
Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc., Class B	1,225	115,052
TOTAL COMMON STOCKS (Cost $3,292,703)		5,127,560
EXCHANGE-TRADED FUNDS — 2.4%
iShares Russell 1000 Growth ETF (Cost $125,046)	804	128,342
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $17,752), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $17,399)		17,398
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,882	2,882
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,280)		20,280
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $26,355)	26,355	26,355
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,464,384)		5,302,537
OTHER ASSETS AND LIABILITIES — (0.4)%		(23,604)
TOTAL NET ASSETS — 100.0%		$5,278,933

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	71,914	EUR	64,534	Credit Suisse AG	12/31/19	$1,071

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $25,757. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $26,355.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,981,467	146,093	—
Exchange-Traded Funds	128,342	—	—
Temporary Cash Investments	2,882	17,398	—
Temporary Cash Investments - Securities Lending Collateral	26,355	—	—
	5,139,046	163,491	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,071	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.